SCHEDULE OF CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION (Details) - Compass Digital Acquisition Corp [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Temporary Equity [Line Items]
Class A Ordinary Shares subject to possible redemption, beginning balance outstanding	$ 27,637,300
Class A Ordinary Shares subject to possible redemption, ending balance outstanding	1,293,496	$ 27,637,300
Common Class A [Member]
Temporary Equity [Line Items]
Class A Ordinary Shares subject to possible redemption, beginning balance outstanding	27,637,300	55,347,556
Accretion of Class A Ordinary Shares to redemption value	344,811	1,928,109
Redemption of Class A Ordinary Shares	(26,688,615)	(29,638,365)
Class A Ordinary Shares subject to possible redemption, ending balance outstanding	$ 1,293,496	$ 27,637,300